Pension Plan (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plan (Details) [Line Items]
Defined Benefit Pension Plan Liabilities, Current	$ 1,400,000	$ 1,445,000	$ 1,152,000
Defined Benefit Pension Plan, Liabilities, Noncurrent	5,156,000	5,014,000	4,914,000
Defined Benefit Plans, Estimated Future Employer Contributions in Current Fiscal Year	1,400,000
2009 Plan [Member]
Pension Plan (Details) [Line Items]
Defined benefit plan,Deferred Payment,Minimum Funding Standard	285,000
2010 Plan [Member]
Pension Plan (Details) [Line Items]
Defined benefit plan,Deferred Payment,Minimum Funding Standard	$ 559,000